Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

11.        Subsequent Events

The Company has evaluated all other subsequent events through April 12, 2023, the date these consolidated financial statements were issued, and determined that there were no other subsequent events or transaction, apart from the above-described events, that required recognition or disclosures in the financial statements.